Investee Companies and other investments (Schedule of Changes in Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Changes in equity and loans:
Balance as at January 1	€ 30,509	€ 34,028
Exercise of the option to acquire additional shares		556
Grant of long term loans		154
Repayment of long term loans	(407)	(7,034)
Interest on long term loans	1,104	1,192
Deferred interest	54	51
Elimination of interest on loan from related party	(1,158)	(1,244)
The Company's share of income	1,531	1,375	[1]	€ 2,202	[1]
Foreign currency translation adjustments	(813)	1,425
Balance as at December 31	€ 30,820	€ 30,509		€ 34,028

[1]	Please refer to note 2C for functional and presentation currency.